NOTE 7 - RELATED PARTY TRANSACTIONS (Details Narrative) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Accounts Payable, Related Parties	$ 7,000	$ 53,000
Employee Related Liabilities - Related Parties	$ 7,000	$ 138,000